Organization and Description of Business (Details) - USD ($) $ / shares in Units, $ in Thousands											6 Months Ended		12 Months Ended
	Oct. 31, 2018	Oct. 10, 2018	Sep. 28, 2018	Aug. 08, 2018	Jun. 29, 2018	Jan. 16, 2018	Jan. 02, 2018	Dec. 11, 2017	Nov. 01, 2017	Apr. 06, 2017	Jun. 30, 2019	Jun. 30, 2018	Aug. 08, 2021	Aug. 08, 2020	Aug. 08, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2019	Aug. 07, 2018	Jun. 26, 2018	Nov. 12, 2014
Noncontrolling Interest [Line Items]
Cash consideration											$ 4,267	$ 0
Long-term debt, gross											$ 25,102					$ 18,006	$ 11,947
Proceeds from issuance of common stock																$ 18,930	$ 0	$ 0
Series B Preferred Stock [Member]
Noncontrolling Interest [Line Items]
Preferred stock, shares issued (in shares)				8,120,000								8,120,000				8,120,000	0			8,120,000
Pure Wellness
Noncontrolling Interest [Line Items]
Voting interests acquired										70.00%
Cash consideration										$ 97
Fair value of net assets and liabilities										532
Equity consideration										425
Pure Wellness | Series A Units [Member]
Noncontrolling Interest [Line Items]
Equity consideration										42
Pure Wellness | Series B-1 Units [Member]
Noncontrolling Interest [Line Items]
Equity consideration										181
Pure Wellness | Series B-2 Units [Member]
Noncontrolling Interest [Line Items]
Equity consideration										$ 202
J&S
Noncontrolling Interest [Line Items]
Voting interests acquired									85.00%										88.00%
Consideration transfered									$ 25,500
Cash consideration									9,176
Consideration transferred									25,435
Equity interest issued, value assigned									$ 4,300
Share price (in dollars per share)									$ 60.44
Equity interest issued (in shares)									70,318
RED
Noncontrolling Interest [Line Items]
Voting interests acquired						80.00%
Cash consideration						$ 220		$ 970
Asset purchase deposit								$ 750
Premier
Noncontrolling Interest [Line Items]
Consideration transferred				$ 200,117
Equity consideration				203,000
Equity interest issued, value assigned				$ 203,000
Voting Restrictions Term				5 years
Voting rights limit				25.00%
Premier | Series B Preferred Stock [Member]
Noncontrolling Interest [Line Items]
Equity interest issued, value assigned				$ 203,000
Share price (in dollars per share)				$ 140
Equity interest issued (in shares)				1,450,000
Ashford Trust, Inc [Member]
Noncontrolling Interest [Line Items]
Investment (in shares)											598,000					598,000
Ownership percentage											24.20%					25.00%
Ashford Trust, Inc [Member] | Hilton Old Town Alexandria [Member]
Noncontrolling Interest [Line Items]
Consideration transferred	$ 50,000				$ 111,000
Ashford LLC [Member] | Management Holdco [Member]
Noncontrolling Interest [Line Items]
Ownership percentage																100.00%
Management Holdco [Member] | AIM [Member]
Noncontrolling Interest [Line Items]
Ownership percentage																100.00%
Braemar
Noncontrolling Interest [Line Items]
Investment (in shares)											195,000					195,000
Ownership percentage											7.90%					8.10%
Scenario, Forecast [Member] | Premier | Series B Preferred Stock [Member]
Noncontrolling Interest [Line Items]
Preferred stock dividend													6.50%	6.00%	5.50%
Ashford LLC [Member]
Noncontrolling Interest [Line Items]
Ownership by parent											99.83%					99.83%	99.80%
Redeemable noncontrolling interests											0.17%					0.17%	0.20%
RED
Noncontrolling Interest [Line Items]
Ownership by parent											80.00%					80.00%	0.00%
Redeemable noncontrolling interests											0.00%					0.00%	0.00%
Long-term debt, gross																	$ 0
OpenKey
Noncontrolling Interest [Line Items]
Ownership by parent											46.59%					45.61%	43.90%
Redeemable noncontrolling interests											28.15%					29.65%	39.59%
Notes Payable to Banks [Member] | RED
Noncontrolling Interest [Line Items]
Long-term debt, gross											$ 3,300					$ 2,480
Notes Payable to Banks [Member] | RED | Term Loan Due February 2029 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross											$ 1,726					1,785	$ 0
Notes Payable to Banks [Member] | OpenKey
Noncontrolling Interest [Line Items]
Long-term debt, gross																$ 0
Prime Rate [Member] | Notes Payable to Banks [Member] | RED | Term Loan Due February 2029 [Member]
Noncontrolling Interest [Line Items]
Basis spread on variable rate											2.00%					2.00%
Public Offering [Member]
Noncontrolling Interest [Line Items]
Issuance of common stock (in shares)			270,000
Share price (in dollars per share)			$ 74.50
Proceeds from issuance of common stock			$ 20,100
Proceeds from issuance of common stock			$ 18,200
Over-Allotment Option [Member]
Noncontrolling Interest [Line Items]
Issuance of common stock (in shares)		10,000
Proceeds from issuance of common stock		$ 700
Ashford Trust
Noncontrolling Interest [Line Items]
Stock distribution																						70.00%
Passenger Vessels [Member] | RED
Noncontrolling Interest [Line Items]
Payments to acquire property																$ 2,400
Ferry [Member] | RED
Noncontrolling Interest [Line Items]
Payments to acquire property																$ 2,500
Affiliated Entity
Noncontrolling Interest [Line Items]
Commitment amount											$ 50,000
Affiliated Entity | Ashford Trust
Noncontrolling Interest [Line Items]
Program obligation accrued	$ 5,000				$ 11,100
Commitment amount																					$ 50,000
Potential commitment amount																					$ 100,000
Percent of commitment for each hotel																					10.00%
Variable Interest Entity, Primary Beneficiary [Member] | OpenKey
Noncontrolling Interest [Line Items]
Shares issued for purchase of assets (in shares)							8,962
Shares issued for membership interest (in shares)							519,647